Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of Income Before Income Tax Domestic and Foreign
	Year ended December 31,
	2013	2014	2015
Domestic income / (loss) (Republic of the Marshall Islands)	$(66,604)	$(161,913)	$90,181
Foreign income	174,518	499,539	42,277
Total income before taxes	$107,914	$337,626	$132,458

Schedule of Components of Income Tax Expense Benefit
	Year ended December 31,
	2013	2014	2015
Current Tax expense	$44,591	$77,823	$37,119
Income taxes	$44,591	$77,823	$37,119

Effective tax rate	41.3%	23.1%	28.0%

Schedule Reconciliation Total Tax Expense
	Year Ended December 31,
Reconciliation of total tax expense:	2013	2014	2015
Differences in tax rates	$89	$-	$-
Adjustments in respect to current income tax of previous years	683	-	-
Tax rate on interest	742	-	-
Effect of exchange rate differences	7	-	-
Income tax	43,070	70,441	37,119
Taxes on litigation matters subject to statutory rates, including interest and penalties	-	7,382	-
Total	$44,591	$77,823	$37,119

Schedule of Deferred Tax Assets and Liabilities
	Year ended December 31,
	2014	2015
Deferred tax assets
Net operations loss carry forward	$-	$-
Accelerated depreciation of assets	101	55
Pension	1,184	904
Total deferred tax assets	$1,285	$959

Less: valuation allowance	(1,285)	(959)
Total deferred tax assets, net	$-	$-